Leases - Schedule of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Lease Liabilities Abstract
Lease liabilities-Current	$ 5,729	$ 0
Lease liabilities-Non Current	259,256	0
Total lease liabilities	$ 264,985	$ 0
Weighted discount rate for the operating lease	4.25%	0.00%
Weighted average remaining lease term	29 years 11 months 8 days	0 years